Related Party Transactions (Details) - Schedule of consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Statement of Profit or Loss [Abstract]
Short-term employee benefits	$ 2,415	$ 2,202	$ 1,972
Consulting fees	3,357	2,730	1,971
Total	$ 5,772	$ 4,932	$ 3,943